NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Share-Based compensation (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Share-Based compensation

Share-Based compensation

The Company follows the provisions of ASC 718, “Compensation — Stock Compensation,” which establishes the accounting for employee stock-based awards. For employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award. For the non-employee stock-based awards, the fair value of the awards to non-employees are measured every reporting period based on the value of the Company’s common stock.